Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Ultra-Short Investment Grade Fund

Effective on December 1, 2016, the following sections of the prospectus are supplemented as follows:

The following disclosure replaces existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the summary section and "Fund Details" section of the fund's prospectus.

The fund seeks to provide current income consistent with the preservation of capital and liquidity.

Deutsche Ultra-Short Investment Grade Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Ultra-Short Investment Grade Fund

Effective on December 1, 2016, the following sections of the prospectus are supplemented as follows:

The following disclosure replaces existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the summary section and "Fund Details" section of the fund's prospectus.

The fund seeks to provide current income consistent with the preservation of capital and liquidity.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide current income consistent with the preservation of capital and liquidity.